COMMITMENTS AND CONTINGENT LIABILITIES (Operating lease commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 9,830
2014	8,759
2015	7,662
2016	6,448
2017	5,803
2018 and thereafter	56,078
Total	94,580
Lease expenses, net	$ 11,137	$ 10,255	$ 5,772